Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022
Disclosure of operating segments [line items]
Net interest income	$ 6,286	$ 5,890	$ 18,587	$ 16,435
Non-interest income	8,203	6,242	24,516	19,983
Total revenue	14,489	12,132	43,103	36,418
Provision for credit losses	616	340	1,748	103
Insurance policyholder benefits, claims and acquisition expense	1,379	850	3,930	1,667
Non-interest expense	7,861	6,386	23,030	19,400
Income (loss) before income taxes	4,633	4,556	14,395	15,248
Income taxes (recoveries)	761	979	3,660	3,323
Net income	3,872	3,577	10,735	11,925
Non-interest expense includes:
Depreciation and amortization	693	656	2,070	1,956
Total assets	1,957,734		1,957,734		$ 1,917,219
Total liabilities	1,845,305		1,845,305		1,809,044
Operating segments [member] | Personal & Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income	4,062	3,655	11,886	10,118
Non-interest income	1,501	1,527	4,516	4,606
Total revenue	5,563	5,182	16,402	14,724
Provision for credit losses	305	324	1,128	177
Non-interest expense	2,319	2,130	6,805	6,167
Income (loss) before income taxes	2,939	2,728	8,469	8,380
Income taxes (recoveries)	805	705	2,294	2,149
Net income	2,134	2,023	6,175	6,231
Non-interest expense includes:
Depreciation and amortization	240	239	721	704
Total assets	624,943		624,943		602,824
Total liabilities	624,851		624,851		602,741
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	1,007	1,051	3,328	2,782
Non-interest income	3,411	2,971	10,099	9,259
Total revenue	4,418	4,022	13,427	12,041
Provision for credit losses	102	14	196	(29)
Non-interest expense	3,498	2,929	10,379	8,844
Income (loss) before income taxes	818	1,079	2,852	3,226
Income taxes (recoveries)	144	258	588	775
Net income	674	821	2,264	2,451
Non-interest expense includes:
Depreciation and amortization	312	271	925	820
Total assets	180,674		180,674		206,466
Total liabilities	180,529		180,529		206,415
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	1,848	1,233	5,086	2,866
Total revenue	1,848	1,233	5,086	2,866
Insurance policyholder benefits, claims and acquisition expense	1,379	850	3,930	1,667
Non-interest expense	165	139	480	431
Income (loss) before income taxes	304	244	676	768
Income taxes (recoveries)	77	58	162	179
Net income	227	186	514	589
Non-interest expense includes:
Depreciation and amortization	15	14	43	43
Total assets	24,680		24,680		21,918
Total liabilities	25,332		25,332		22,588
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	891	1,233	2,579	3,760
Non-interest income	1,772	631	5,837	3,599
Total revenue	2,663	1,864	8,416	7,359
Provision for credit losses	209	2	424	(46)
Non-interest expense	1,620	1,186	4,831	4,136
Income (loss) before income taxes	834	676	3,161	3,269
Income taxes (recoveries)	(104)	77	61	691
Net income	938	599	3,100	2,578
Non-interest expense includes:
Depreciation and amortization	126	129	381	382
Total assets	1,065,952		1,065,952		1,025,892
Total liabilities	1,066,223		1,066,223		1,025,603
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	326	(49)	794	(225)
Non-interest income	(329)	(120)	(1,022)	(347)
Total revenue	(3)	(169)	(228)	(572)
Provision for credit losses				1
Non-interest expense	259	2	535	(178)
Income (loss) before income taxes	(262)	(171)	(763)	(395)
Income taxes (recoveries)	(161)	(119)	555	(471)
Net income	(101)	(52)	(1,318)	76
Non-interest expense includes:
Depreciation and amortization		$ 3		$ 7
Total assets	61,485		61,485		60,119
Total liabilities	$ (51,630)		$ (51,630)		$ (48,303)